Acquisitions and Divestitures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisitions and Divestitures [Line Items]
Acquisitions	$ 70	$ 3,016	$ 184
Divestitures	(1,908)	(4,345)	(705)
Net Acquisitions and Divestitures	(1,838)	(1,329)	(521)
Canadian Division [Member]
Acquisitions and Divestitures [Line Items]
Acquisitions	9	21	28
Divestitures	(959)	(1,847)	(685)
USA Division [Member]
Acquisitions and Divestitures [Line Items]
Acquisitions	27	2,995	156
Divestitures	(896)	(2,264)	(18)
Market Optimization [Member]
Acquisitions and Divestitures [Line Items]
Divestitures		(205)
Corporate & Other [Member]
Acquisitions and Divestitures [Line Items]
Acquisitions	34
Divestitures	$ (53)	$ (29)	$ (2)